Net Loss Per Share - Computation of Basic and Diluted Net Loss Per Share (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss allocable to shares of common stock - basic	$ (56,824)	$ (21,663)	$ (257,260)	$ 35,379	$ (25,687)
Net loss allocable to shares of common stock - diluted	$ (56,824)	$ (21,663)	$ (257,260)	$ 14,497	$ (25,687)
Denominator:
Weighted-average common shares outstanding - basic (in shares)	5,414,020	5,111,518	155,109,561	144,758,555	114,328,798
Weighted-average common shares outstanding - diluted (in shares)	5,414,020	5,111,518	155,109,561	145,874,889	114,328,798
Net loss per share:
Basic (in dollars per share)	$ (10.5)	$ (4.24)	$ (1.66)	$ 0.24	$ (0.22)
Diluted (in dollars per share)	$ (10.5)	$ (4.24)	$ (1.66)	$ 0.1	$ (0.22)